Property and Equipment (Details) - Schedule of Property and Equipment - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment [Line Items]
Less: accumulated depreciation	¥ (31,523,896)	¥ (35,160,018)
Total	8,158,950	2,284,262
Office and other equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	20,395,676	18,167,730
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	16,192,039	16,904,137
Motor vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	¥ 3,095,131	¥ 2,372,413